UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10065
Investment Company Act File Number
Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	96,960	$2,702,275

		$2,702,275

Building Products — 2.0%
Armstrong World Industries, Inc.(1)	37,180	$1,736,306
Trex Co., Inc.(1)	62,830	1,559,441

		$3,295,747

Capital Markets — 3.0%
Lazard, Ltd., Class A	102,980	$2,957,586
Walter Investment Management Corp.	108,991	2,040,311

		$4,997,897

Chemicals — 1.9%
LSB Industries, Inc.(1)	91,740	$3,215,487

		$3,215,487

Commercial Banks — 2.0%
Signature Bank(1)	27,090	$1,575,284
Texas Capital Bancshares, Inc.(1)	55,470	1,759,508

		$3,334,792

Commercial Services & Supplies — 2.5%
Team, Inc.(1)	143,894	$4,200,266

		$4,200,266

Communications Equipment — 1.6%
Sycamore Networks, Inc.(1)	132,980	$2,582,472

		$2,582,472

Computers & Peripherals — 1.8%
Quantum Corp.(1)	1,164,710	$2,935,069

		$2,935,069

Construction & Engineering — 1.8%
MYR Group, Inc.(1)	146,770	$2,932,465

		$2,932,465

Distributors — 2.5%
LKQ Corp.(1)	129,530	$4,222,678

		$4,222,678

Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	44,910	$1,805,382

		$1,805,382

Electronic Equipment, Instruments & Components — 4.5%
Elster Group SE ADR(1)	159,650	$2,160,065
FEI Co.(1)	56,100	2,471,766
National Instruments Corp.	107,185	2,884,348

		$7,516,179

Energy Equipment & Services — 5.8%
CARBO Ceramics, Inc.	9,700	$943,325
Dresser-Rand Group, Inc.(1)	24,120	1,235,668
Hornbeck Offshore Services, Inc.(1)	70,560	2,306,606
Poseidon Concepts Corp.	164,300	2,426,731

Security	Shares	Value
Superior Energy Services, Inc.(1)	98,690	$2,813,652

		$9,725,982

Food Products — 1.8%
Corn Products International, Inc.	52,720	$2,925,433

		$2,925,433

Gas Utilities — 1.8%
New Jersey Resources Corp.	61,520	$2,935,734

		$2,935,734

Health Care Equipment & Supplies — 3.9%
Analogic Corp.	60,000	$3,403,800
Orthofix International NV(1)	77,590	3,115,238

		$6,519,038

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(1)	46,974	$2,572,296
ExamWorks Group, Inc.(1)	185,030	2,042,731
MEDNAX, Inc.(1)	49,590	3,531,800
Team Health Holdings, Inc.(1)	108,690	2,239,014

		$10,385,841

Household Products — 2.3%
Church & Dwight Co., Inc.	84,640	$3,840,117

		$3,840,117

Insurance — 5.0%
Allied World Assurance Co. Holdings, Ltd.	52,890	$3,254,322
Hanover Insurance Group, Inc. (The)	70,660	2,569,197
HCC Insurance Holdings, Inc.	90,370	2,508,671

		$8,332,190

IT Services — 1.5%
Euronet Worldwide, Inc.(1)	133,420	$2,449,591

		$2,449,591

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	199,220	$2,828,924

		$2,828,924

Machinery — 6.9%
Astec Industries, Inc.(1)	74,466	$2,518,440
Colfax Corp.(1)	62,940	1,910,858
RBC Bearings, Inc.(1)	85,666	3,878,957
Valmont Industries, Inc.	30,520	3,201,853

		$11,510,108

Marine — 2.1%
Kirby Corp.(1)	51,580	$3,443,997

		$3,443,997

Media — 1.7%
John Wiley & Sons, Inc., Class A	62,550	$2,839,144

		$2,839,144

Metals & Mining — 3.3%
Compass Minerals International, Inc.	35,720	$2,610,060
Molycorp, Inc.(1)	69,600	2,156,208
U.S. Silica Holdings, Inc.(1)	46,010	782,170

		$5,548,438

Security	Shares	Value
Multiline Retail — 3.8%
Big Lots, Inc.(1)	71,190	$2,811,293
Fred’s, Inc.	240,270	3,543,983

		$6,355,276

Oil, Gas & Consumable Fuels — 4.2%
Goodrich Petroleum Corp.(1)	130,620	$2,254,501
Kodiak Oil & Gas Corp.(1)	301,200	2,731,884
SM Energy Co.	28,380	2,059,821

		$7,046,206

Professional Services — 1.7%
FTI Consulting, Inc.(1)	65,780	$2,816,700

		$2,816,700

Real Estate Investment Trusts (REITs) — 4.3%
American Campus Communities, Inc.	59,540	$2,548,312
Mid-America Apartment Communities, Inc.	26,340	1,683,653
PS Business Parks, Inc.	48,311	3,002,045

		$7,234,010

Real Estate Management & Development — 2.0%
Forestar Real Estate Group, Inc.(1)	213,381	$3,397,026

		$3,397,026

Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(1)	194,690	$3,977,517
Cypress Semiconductor Corp.(1)	161,490	2,776,820

		$6,754,337

Software — 4.2%
Mentor Graphics Corp.(1)	266,980	$3,703,012
Parametric Technology Corp.(1)	133,340	3,356,168

		$7,059,180

Specialty Retail — 3.7%
GNC Holdings, Inc., Class A(1)	114,540	$3,150,995
Monro Muffler Brake, Inc.	72,240	3,029,746

		$6,180,741

Total Common Stocks (identified cost $146,294,816)		$163,868,722

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	$756	$755,958

Total Short-Term Investments (identified cost $755,958)		$755,958

Total Investments — 98.8% (identified cost $147,530,774)		$164,624,680

Other Assets, Less Liabilities — 1.2%		$2,081,059

Net Assets — 100.0%		$166,705,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,174.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,598,078

Gross unrealized appreciation	$22,625,496
Gross unrealized depreciation	(5,598,894)

Net unrealized appreciation	$17,026,602

Restricted Securities

At January 31, 2012, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3		Total

Common Stocks	$163,868,722	*	$—	$—		$163,868,722
Special Warrants	—		—	0	*	0
Short-Term Investments	—		755,958	—		755,958

Total Investments	$163,868,722		$755,958	$0		$164,624,680

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2012 to require a reconciliation of Level 3 investments. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date: March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 26, 2012